UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                        TS&W EQUITY PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.8%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
CONSUMER DISCRETIONARY -- 9.0%
    D.R. Horton                                                       19,400  $      724,008
    Darden Restaurants                                                23,200         943,312
    Home Depot                                                        24,600         997,530
    Target                                                            15,700         859,575
    Time Warner                                                       54,000         946,620
                                                                              --------------
                                                                                   4,471,045
                                                                              --------------
CONSUMER STAPLES -- 2.7%
    Nestle ADR                                                        18,000       1,317,227
                                                                              --------------
ENERGY -- 12.0%
    Anadarko Petroleum                                                 5,575         601,096
    BJ Services                                                       27,600       1,117,524
    BP ADR                                                            13,450         972,570
    Chevron                                                           11,718         695,815
    ConocoPhillips                                                     7,400         478,780
    EOG Resources                                                      9,200         777,768
    Patterson-UTI Energy                                              21,000         790,020
    Valero Energy                                                      8,200         511,926
                                                                              --------------
                                                                                   5,945,499
                                                                              --------------
FINANCIALS -- 19.5%
    Bank of America                                                   23,850       1,054,886
    Citigroup                                                         21,266         990,570
    E*Trade Financial*                                                23,600         561,444
    Goldman Sachs Group                                                7,200       1,017,000
    Merrill Lynch                                                     13,775       1,034,089
    MGIC Investment                                                   10,400         686,504
    Plum Creek Timber                                                 18,600         687,084
    PNC Financial Services Group                                       9,100         590,226
    Progressive                                                        7,000         735,280
    Prudential Financial                                              10,650         802,371
    St. Paul Travelers                                                16,812         762,929
    Wells Fargo                                                       12,000         748,320
                                                                              --------------
                                                                                   9,670,703
                                                                              --------------
HEALTH CARE -- 12.4%
    Abbott Laboratories                                               30,950       1,335,492
    Baxter International                                              27,800       1,024,430
    Cigna                                                              4,675         568,480
    Coventry Health Care*                                             13,500         804,195
    Johnson & Johnson                                                 18,750       1,078,875
    Laboratory Corp of America Holdings*                              22,450       1,316,693
                                                                              --------------
                                                                                   6,128,165
                                                                              --------------
INDUSTRIALS -- 13.3%
    Burlington Northern Santa Fe                                      14,500       1,161,740
    Deere                                                             13,650         979,524
    General Electric                                                  43,650       1,429,538
    L-3 Communications Holdings                                       12,500       1,012,750
    Norfolk Southern                                                  23,100       1,151,304


THE ADVISORS' INNER CIRCLE FUND                                        TS&W EQUITY PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                SHARES/FACE
                                                                   AMOUNT          VALUE
                                                              --------------  ---------------
INDUSTRIALS -- CONTINUED
    Republic Services                                                 22,000  $      832,700
                                                                              --------------
                                                                                   6,567,556
                                                                              --------------
INFORMATION TECHNOLOGY -- 15.2%
    Advanced Micro Devices*                                           23,900       1,000,454
    BMC Software*                                                     44,200         976,820
    Hewlett-Packard                                                   31,830         992,459
    L.M. Ericsson Telephone ADR                                       28,100       1,025,088
    McAfee*                                                           23,200         538,008
    Microsoft                                                         51,800       1,458,170
    Nokia Oyj ADR                                                     53,000         974,140
    Seagate Technology                                                21,000         547,680
                                                                              --------------
                                                                                   7,512,819
                                                                              --------------
MATERIALS -- 6.4%
    Nucor                                                             12,600       1,061,298
    Phelps Dodge                                                       6,950       1,115,475
    Praxair                                                           18,450         971,946
                                                                              --------------
                                                                                   3,148,719
                                                                              --------------
TELECOMMUNICATION SERVICES -- 1.5%
    AT&T                                                              29,400         762,930
                                                                              --------------
UTILITIES -- 3.8%
    Dominion Resources                                                12,100         913,913
    FirstEnergy                                                       10,000         501,000
    Sempra Energy                                                     10,000         480,500
                                                                              --------------
                                                                                   1,895,413
                                                                              --------------
    TOTAL COMMON STOCK
        (Cost $37,536,600)                                                        47,420,076
                                                                              --------------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
---------------------------------------------------------------------------------------------
    Morgan Stanley
        4.000%, dated 01/31/06, to be repurchased on 02/01/06,
        repurchase price $637,392 (collateralized by a U.S.
        Treasury Bond, par value $526,929, 12.000%, 08/15/13,
        with a total market value of $650,072)
        (Cost $637,322)                                            $ 637,322         637,322
                                                                              --------------

    TOTAL INVESTMENTS -- 97.1%
        (Cost $38,173,922)+                                                   $   48,057,398
                                                                              ==============

         PERCENTAGES ARE BASED ON NET ASSETS OF $49,489,317.


      *  NON-INCOME PRODUCING SECURITY

    ADR  AMERICAN DEPOSITARY RECEIPT

      +  AT JANUARY 31, 2006, THE TAX BASIS OF THE PORTFOLIO'S INVESTMENTS WAS $38,173,922,
         AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,277,943, AND $(394,467),
         RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS
         AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST
         RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                             TSW-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND                                  TS&W FIXED INCOME PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 42.5%
---------------------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT         VALUE
                                                                 ------------   ------------
CONSUMER DISCRETIONARY -- 3.9%
Dillards
        7.130%, 08/01/18                                          $  300,000    $ 30,285,750
Foot Locker
        8.500%, 01/15/22                                             200,000         210,750
Phillips Van-Heusen
        7.250%, 02/15/11                                             250,000         255,000
Ryland
        5.375%, 01/15/15                                             500,000         468,739
                                                                                ------------
                                                                                   1,220,239
                                                                                ------------
CONSUMER STAPLES -- 0.5%
Proctor & Gamble
        5.800%, 08/15/34                                             155,000         161,196
                                                                                ------------
ENERGY -- 4.1%
Anadarko Finance, Ser B
        7.500%, 05/01/31                                             400,000         484,028
Conoco
        6.950%, 04/15/29                                             335,000         397,394
Giant Industries
        8.000%, 05/15/14                                             200,000         208,000
Stone Energy
        6.750%, 12/15/14                                             200,000         193,000
                                                                                ------------
                                                                                   1,282,422
                                                                                ------------
FINANCIALS -- 22.0%
American General Finance
        3.875%, 10/01/09                                             180,000         171,918
AmeriCredit
        9.250%, 05/01/09                                             250,000         262,187
Caterpillar Financial Services
        5.050%, 12/01/10                                             365,000         364,771
CIT Group
        4.250%, 02/01/10                                             320,000         309,717
Citigroup
        4.518%, 05/18/10                                             585,000         585,690
General Motors Acceptance
        6.875%, 09/15/11                                             250,000         238,683
Goldman Sachs Group
        4.819%, 06/28/10                                             525,000         526,680
Hartford Life Global Fund
        4.661%, 09/15/09                                             600,000         601,149
Kimco Realty
        4.904%, 02/18/15                                             220,000         210,613
Lehman Brothers Holdings
        4.250%, 01/27/10                                             300,000         291,480
Markel
        7.200%, 08/15/07                                             325,000         333,595
Markel Capital Trust I, Cl B
        8.710%, 01/01/46                                             350,000         373,152
Merrill Lynch
        4.511%, 02/05/10                                             450,000         450,472


THE ADVISORS' INNER CIRCLE FUND                                  TS&W FIXED INCOME PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
---------------------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT         VALUE
                                                                 ------------   ------------
Metlife
        5.000%, 11/24/13                                          $  300,000    $    294,191
Morgan Stanley
        4.750%, 04/01/14                                             455,000         432,968
PNC Funding
        5.750%, 08/01/06                                             450,000         451,714
SLM, Ser A, MTN
        5.000%, 10/01/13                                             525,000         511,930
SunTrust Banks
        6.000%, 01/15/28                                             415,000         437,647
                                                                                ------------
                                                                                   6,848,557
                                                                                ------------
HEALTH CARE -- 2.5%
Community Health Systems
        6.500%, 12/15/12                                             250,000         245,000
Triad Hospitals
        7.000%, 05/15/12                                             225,000         230,906
Unitedhealth Group
        5.000%, 08/15/14                                             310,000         305,136
                                                                                ------------
                                                                                     781,042
                                                                                ------------
INDUSTRIALS -- 2.9%
Imax
        9.625%, 12/01/10                                             300,000         306,750
United Technologies
        6.100%, 05/15/12                                             315,000         331,403
Wellpoint
        5.850%, 01/15/36                                             250,000         248,934
                                                                                ------------
                                                                                     887,087
                                                                                ------------
INFORMATION TECHNOLOGY -- 0.5%
Xerox Capital Trust I
        8.000%, 02/01/27                                             150,000         154,687
                                                                                ------------
MATERIALS -- 0.7%
AK Steel
        7.875%, 02/15/09                                             125,000         123,125
Boise Cascade
        7.125%, 10/15/14                                             100,000          92,250
                                                                                ------------
                                                                                     215,375
                                                                                ------------
TELECOMMUNICATION SERVICES -- 3.3%
Comcast
        5.300%, 01/15/14                                             375,000         363,899
Verizon New England
        6.500%, 09/15/11                                             650,000         667,925
                                                                                ------------
                                                                                   1,031,824
                                                                                ------------
UTILITIES -- 2.1%
Dominion Resources, Ser B
        5.950%, 06/15/35                                             385,000         370,218
Georgia Power, Ser U
        4.530%, 02/17/09                                             270,000         270,634
                                                                                ------------
                                                                                     640,852
                                                                                ------------


THE ADVISORS' INNER CIRCLE FUND                                  TS&W FIXED INCOME PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
---------------------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT         VALUE
                                                                 ------------   -------------

    TOTAL CORPORATE OBLIGATIONS
        (Cost $13,412,189)                                                      $ 13,223,281
                                                                                ------------
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 35.8%
---------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation Gold
        6.500%, 03/01/32                                          $  271,149         279,183
        6.500%, 12/01/32                                             370,793         380,486
        6.000%, 12/01/32                                             113,233         114,566
        6.000%, 07/01/33                                             353,681         357,845
        6.000%, 11/01/33                                             773,178         781,751
        6.000%, 10/01/35                                             887,767         897,172
        4.000%, 01/01/09                                             392,224         383,037
        4.000%, 06/01/14                                             629,213         605,156
Federal National Mortgage Association
        6.000%, 09/01/17                                             240,920         246,275
        5.500%, 08/01/15                                             420,643         424,181
        5.500%, 07/01/18                                             149,258         150,247
        5.500%, 11/01/18                                             482,785         484,795
        5.500%, 04/01/33                                             640,729         635,239
        5.500%, 09/01/33                                           1,125,795       1,116,148
        5.000%, 07/01/18                                             295,625         292,559
        5.000%, 09/01/18                                             582,196         576,159
        5.000%, 12/01/19                                             413,136         408,436
        5.000%, 05/01/35                                             503,678         486,796
        5.000%, 07/01/35                                             479,451         463,381
        4.500%, 12/01/12                                             455,089         445,831
        4.500%, 05/01/13                                             399,791         392,258
        4.500%, 12/01/13                                             260,101         254,810
        4.500%, 01/01/14                                             465,994         456,514
        4.500%, 05/01/15                                             161,478         158,193
Government National Mortgage Association
        6.000%, 11/15/31                                             342,415         351,404
                                                                                ------------
    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $11,300,615)                                                        11,142,422
                                                                                ------------
---------------------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 7.6%
---------------------------------------------------------------------------------------------
    Commercial Mortgage Pass-Through Certificate,
        Ser 2004-LB4A, Cl A2
        4.049%, 10/15/37                                             565,000         544,997
    JP Morgan Chase Commercial Mortgage Securities,
        Ser 2005-LDP3, Cl A3
        4.959%, 08/15/42                                             350,000         343,816
    JP Morgan Mortgage Acquisition, Ser 2005-FRE1, Cl A2F2
        5.224%, 10/25/35                                             420,000         418,550
    LB-UBS Commercial Mortgage Trust , Ser 2004-C2, Cl A2
        3.246%, 03/15/29                                             325,000         308,992
    LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A2
        3.992%, 10/15/29                                             530,000         510,880


THE ADVISORS' INNER CIRCLE FUND                                  TS&W FIXED INCOME PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
---------------------------------------------------------------------------------------------

                                                                 FACE AMOUNT/
                                                                    SHARES         VALUE
                                                                 ------------   ------------
    Residential Asset Securitization Trust, Ser 2003-A6, Cl A1
        4.500%, 07/25/33                                          $  252,212    $    244,661
                                                                                ------------

    TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
        (Cost $2,436,336)                                                          2,371,896
                                                                                ------------
---------------------------------------------------------------------------------------------
PREFERRED STOCK -- 6.1%
---------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 6.1%
    Apartment Investment & Management                                 25,000         636,250
    First Industrial Realty Trust                                     11,000         275,110
    iStar Financial                                                   15,000         378,450
    Public Storage                                                    12,000         298,876
    Taubman Centers                                                   12,000         303,600
                                                                                ------------
    TOTAL PREFERRED STOCK
        (Cost $1,883,590)                                                          1,892,286
                                                                                ------------
--------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 3.5%
--------------------------------------------------------------------------------------------
      Oregon State Department Administrative Services Lottery,
        Revenue Bond, Ser C
        5.375%, 04/01/25                                             350,000         338,625
        5.000%, 04/01/12                                             395,000         391,050
      Virginia State, Short Pump Town Center, Community
        Development Authority Revenue, Special Assessment
        Revenue Bond
        4.850%, 02/01/06                                             350,000         350,000
                                                                                ------------
    TOTAL TAXABLE MUNICIPAL BONDS
        (Cost $1,079,675)                                                          1,079,675
                                                                                ------------
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
---------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
        5.500%, 08/24/15                                             340,000         337,921
        4.875%, 11/15/13                                             175,000         174,955
                                                                                ------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $517,033)                                                              512,876
                                                                                ------------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.0%
---------------------------------------------------------------------------------------------
United States Treasury Note
        4.375%, 08/15/12
        (Cost $304,862)                                              300,000         297,387
                                                                                ------------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
---------------------------------------------------------------------------------------------
    Morgan Stanley
        4.000%, dated 01/31/06, to be repurchased on 02/01/06,
        repurchase price $342,967 (collateralized by a U.S.
        Treasury Bond, par value $283,529, 12.000%, 08/15/13,
        with a total market value of $349,790)
        (Cost $342,929)                                              342,929         342,929
                                                                                ------------
    TOTAL INVESTMENTS -- 99.2%
        (Cost $31,277,229)+                                                     $ 30,862,752
                                                                                ============


THE ADVISORS' INNER CIRCLE FUND                                  TS&W FIXED INCOME PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------


         PERCENTAGES ARE BASED ON NET ASSETS OF $31,106,356.

     CL  CLASS

    MTN  MEDIUM TERM NOTE

    SER  SERIES

      +  AT JANUARY 31, 2006, THE TAX BASIS OF THE PORTFOLIO'S INVESTMENTS WAS $31,277,229,
         AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $79,664, AND $(494,141),
         RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS
         AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST
         RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                             TSW-QH-003-0400

THE ADVISORS' INNER CIRCLE FUND                                           TS&W INTERNATIONAL
                                                                            EQUITY PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 93.6%
---------------------------------------------------------------------------------------------
                                                                    SHARES         VALUE
                                                                 ------------   ------------
AUSTRALIA -- 2.0%
    Brambles Industries                                              184,000    $  1,380,738
                                                                                ------------
FINLAND -- 5.0%
    Fortum                                                            51,700       1,154,511
    Neste Oil                                                         40,350       1,303,320
    Nokia ADR                                                         53,000         974,140
                                                                                ------------
                                                                                   3,431,971
                                                                                ------------
FRANCE -- 7.4%
    AXA                                                               44,800       1,517,777
    BNP Paribas                                                       14,400       1,283,466
    Euler Hermes                                                      12,000       1,253,157
    Total                                                              3,800       1,048,378
                                                                                ------------
                                                                                   5,102,778
                                                                                ------------
GERMANY -- 10.0%
    Adidas-Salomon                                                     7,500       1,567,357
    Allianz                                                            4,100         660,415
    Continental                                                       10,000         972,654
    Deutsche Bank                                                     12,100       1,298,570
    E.ON ADR                                                          27,900       1,041,507
    Linde                                                             16,100       1,309,083
                                                                                ------------
                                                                                   6,849,586
                                                                                ------------
HONG KONG -- 3.6%
    China Mobile Hong Kong                                           210,000       1,028,258
    CNOOC ADR                                                         16,800       1,446,312
                                                                                ------------
                                                                                   2,474,570
                                                                                ------------
ITALY -- 2.0%
    ENI                                                               44,600       1,347,445
                                                                                ------------
JAPAN -- 19.3%
    Bank of Fukuoka                                                  121,000       1,042,916
    Daikin Industries                                                 20,000         657,754
    East Japan Railway                                                   210       1,462,008
    Mitsubishi                                                        57,800       1,352,855
    Mitsubishi UFJ Financial Group                                       115       1,660,189
    Sumitomo Heavy Industries                                        146,000       1,304,540
    Sumitomo Metal Industries*                                       285,000       1,158,844
    Suzuki Motor                                                      54,700       1,116,756
    Toray Industries                                                 197,000       1,649,169
    Toyota Motor                                                      12,500       1,296,375
    Yokohama Rubber                                                   86,000         487,063
                                                                                ------------
                                                                                  13,188,469
                                                                                ------------
MEXICO -- 1.2%
    Grupo Mexico                                                     300,000         841,020
                                                                                ------------
NETHERLANDS -- 5.4%
    ING Groep                                                         36,856       1,314,431
    Koninklijke Philips Electronics                                   39,400       1,329,090
    TNT                                                               31,100       1,020,403
                                                                                ------------
                                                                                   3,663,924
                                                                                ------------


THE ADVISORS' INNER CIRCLE FUND                                           TS&W INTERNATIONAL
                                                                            EQUITY PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                 SHARES/FACE
                                                                    AMOUNT         VALUE
                                                                 ------------   ------------
RUSSIA -- 1.3%
    OAO Gazprom                                                       10,600    $    907,360
                                                                                ------------
SOUTH KOREA -- 2.5%
    Samsung Electronics                                                2,244       1,721,412
                                                                                ------------
SWEDEN -- 7.4%
    Assa Abloy, Cl B                                                  57,021         917,266
    Brostrom, Cl B                                                    35,000         714,698
    L.M. Ericsson Telephone ADR                                       19,100         696,768
    Nordea Bank                                                      110,000       1,180,878
    Ssab Svenskt Stal, Cl B                                           14,000         569,001
    Volvo, Cl B                                                       20,300         991,661
                                                                                ------------
                                                                                   5,070,272
                                                                                ------------
SWITZERLAND -- 7.2%
    Baloise                                                            7,900         499,493
    Credit Suisse Group                                               25,600       1,491,718
    Logitech International ADR*                                       15,500         658,750
    Nestle SA                                                          4,050       1,185,505
    Novartis                                                          19,700       1,079,494
                                                                                ------------
                                                                                   4,914,960
                                                                                ------------
TAIWAN -- 1.0%
    Taiwan Semiconductor                                              66,000         712,800
                                                                                ------------
UNITED KINGDOM -- 18.3%
    Anglo American                                                    39,500       1,516,422
    Aviva                                                             84,747       1,085,245
    Barclays*                                                         86,537         924,370
    Berkeley Group*                                                   52,400       1,031,907
    BP ADR                                                            18,100       1,308,811
    Gallaher Group                                                    59,100         907,550
    HSBC Holdings (HKD)*                                              65,715       1,096,595
    Persimmon                                                         57,000       1,273,443
    Rio Tinto                                                         29,274       1,491,692
    Scottish & Southern Energy                                        46,100         875,887
    Smith & Nephew                                                   104,000       1,031,423
                                                                                ------------
                                                                                  12,543,345
                                                                                ------------
    TOTAL FOREIGN COMMON STOCK
        (Cost $42,277,704)                                                        64,150,650
                                                                                ------------
---------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 3.0%
---------------------------------------------------------------------------------------------
    iShares MSCI Japan Index Fund
           (Cost $1,652,324)                                         147,300       2,065,146
                                                                                ------------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.1%
---------------------------------------------------------------------------------------------
    Morgan Stanley
      4.000%, dated 01/31/06, to be repurchased on 02/01/06,
      repurchase price $2,815,436 (collateralized by a U.S.
      Treasury Bond, par value $2,327,505, 12.000%, 08/15/13,
      with a total market value of $2,871,439)
      (Cost $2,815,123)                                           $2,815,123       2,815,123
                                                                                ------------
    TOTAL INVESTMENTS -- 100.7%
        (Cost $46,745,151)+                                                     $ 69,030,919
                                                                                ============


THE ADVISORS' INNER CIRCLE FUND                                           TS&W INTERNATIONAL
                                                                            EQUITY PORTFOLIO
                                                                JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

         PERCENTAGES ARE BASED ON NET ASSETS OF $68,521,065.

      *  NON-INCOME PRODUCING SECURITY

    ADR  AMERICAN DEPOSITARY RECEIPT

     CL  CLASS

    HKD  HONG KONG DOLLAR

      +  AT JANUARY 31, 2006, THE TAX BASIS OF THE PORTFOLIO'S INVESTMENTS WAS $46,745,151,
         AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,324,787, AND $(39,019),
         RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS
         AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST
         RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                             TSW-QH-002-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ----------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ----------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006

By (Signature and Title)*                        /s/ Michael Lawson
                                                 -----------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.